Commitments and Contingencies (Details Narrative)						6 Months Ended
	Aug. 20, 2020	Jul. 29, 2020	Jul. 18, 2019 Number $ / shares	Dec. 12, 2018 USD ($)	Dec. 12, 2018 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019
Ownership percentage						100.00%	100.00%
Share issued price per share | $ / shares			$ 1.00
Trading days | Number			10
Trading days, description			To regain compliance, the Company's ordinary shares must have a closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days (Nasdaq may monitor the price for as long as 20 consecutive business days prior to making a final compliance determination). On December 17, 2019, the Company received a second notice from the Nasdaq Listing Qualifications, in which Nasdaq granted us an additional 180 days, or until June 15, 2020, to regain compliance, because the Company met the continued listing requirement for public float and other applicable requirements, except the bid price requirement, and the Company had indicated its intention of curing the deficiency by effecting a reverse stock split, if necessary. The compliance deadline was thereafter extended from June 15, 2020 to August 28, 2020 according to SR-NASDAQ-2020-021.
Reverse stock split						A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effected on July 30, 2020 (the "Reverse Stock Split").	A one (1)-for-six (6) reverse stock split of the Company's issued and outstanding ordinary shares was effected on July 30, 2020 (the "Reverse Stock Split").
Legal or arbitration settlement				$ 29,000
Probability percentage of sales								50.00%
Minimum [Member]
Possible loss on contracts						$ 0
Maximum [Member]
Possible loss on contracts						$ 29,000
RMB [Member]
Legal or arbitration settlement | ¥					¥ 200,000
RMB [Member] | Minimum [Member]
Possible loss on contracts | ¥							¥ 0
RMB [Member] | Maximum [Member]
Possible loss on contracts | ¥							¥ 200,000
Subsequent Event [Member]
Reverse stock split	One-for-six reverse stock split	A one (1)-for-six (6) reverse stock split of issued and outstanding ordinary shares, no par value, of the Company.
Asia Taoping PTE. LTD [Member]
Ownership percentage				10.00%
Registered capital				$ 369,000